Prospectus Supplement

July 1, 2024

For the most recent prospectuses of the following series (as supplemented to date):

American Funds College Target Date Series® American Funds® Portfolio Series American Funds® Retirement Income Portfolio Series American Funds Target Date Retirement Series®

Changes apply to all series unless otherwise noted below.

1. Effective July 1, 2024, “American Funds Distributors, Inc.,” the fund’s principal underwriter and distributor will change its name to “Capital Client Group, Inc.” On such date, all references to American Funds Distributors, Inc. or American Funds Distributors in the statutory prospectus and statement of additional information shall be a reference to Capital Client Group, Inc. The fund’s distributor is changing only its name and will continue to operate in the same manner.

2. For each of the series listed above except American Funds Retirement Income Portfolio Series and American Funds Target Date Retirement Series:

Effective July 1, 2024, the Virginia College Savings Plan or “Virginia529,” the program administrator for CollegeAmerica and ABLEAmerica will change its name to “Commonwealth Savers Plan.” On such date, all references to Virginia529 in the statutory prospectus and statement of additional information shall be a reference to Commonwealth Savers Plan. The program administrator is changing only its name and will continue to operate in the same manner.

3. The following changes have been made to the “How to sell shares” section: 1) The subsections “Writing to American Funds Service Company” and “Telephoning or faxing American Funds Service Company or using the Internet” have been amended; and 2) A new subsection “Self service using the Internet (capitalgroup.com) or Interactive Voice Response (IVR)” has been added, following the amended subsections listed above. Each subsection to read as follows:

Writing to American Funds Service Company

•	Requests must be signed by the registered shareholder(s).
•	A signature guarantee is required if the redemption is:
—	more than $250,000;
—	made payable to someone other than the registered shareholder(s); or
—	sent to an address other than the address of record or to an address of record that has been changed within the previous 10 days.
•	American Funds Service Company reserves the right to require signature guarantee(s) on any redemption.
•	Additional documentation may be required for redemptions of shares held in corporate, partnership or fiduciary accounts.

Telephoning or faxing American Funds Service Company

•	Redemptions by telephone or fax are limited to $250,000 per American Funds shareholder each day.
•	Checks must be made payable to the registered shareholder.
•	Checks must be mailed to an address of record that has been used with the account for at least 10 days.

Self service using the Internet (capitalgroup.com) or Interactive Voice Response (IVR)

•	Redemptions by IVR or the Internet (capitalgroup.com) are limited to $125,000 per American Funds shareholder each day.
•	Checks must be made payable to the registered shareholder.
•	Checks must be mailed to an address of record that has been used with the account for at least 10 days.

4. The bullet items under the heading ”Class A share purchases not subject to sales charges” in the “Sales charges” section for all the series listed above except American Funds College Target Date Series are amended to read as follows:

Class A share purchases not subject to sales charges The following investments are not subject to any initial or contingent deferred sales charge if American Funds Service Company is properly notified of the nature of the investment:

•	investments made by accounts that are part of qualified fee-based programs that purchased Class A shares before the discontinuation of the relevant investment dealer’s load-waived Class A share program with American Funds and that continue to be held through fee-based programs;

•	rollover investments from retirement plans to IRAs that are described in the “Rollovers from retirement plans to IRAs” section of this prospectus;
•	investments made by accounts held at American Funds Service Company that are no longer associated with a financial professional may invest in Class A shares without a sales charge. This includes retirement plans investing in Class A shares, where the plan is no longer associated with a financial professional. SIMPLE IRAs and 403(b) custodial accounts that are aggregated at the plan level for Class A sales charge purposes are not eligible to invest without a sales charge under this policy; and
•	Investments made by accounts held through banks and bank trust companies that charge a fee for custodial services and do not have a financial professional assigned to the account.

5. The last two paragraphs under the heading ”Contingent deferred sales charge waivers” in the “Sales charge reductions and waivers” section for each series listed above except American Funds College Target Date Series and American Funds Portfolio Series are amended to read as follows:

Contingent deferred sales charge waivers are allowed only in the cases listed here and in the statement of additional information.

To have your Class A or C contingent deferred sales charge waived, you must inform your financial professional or American Funds Service Company at the time you redeem shares that you qualify for such a waiver.

6. The information under the heading “Other sales charge waivers” in the “Sales charge reductions and waivers” section for American Funds College Target Date Series is amended to read as follows:

Other sales charge waivers Purchases of Class 529-A shares through (i) a rollover from another 529 plan or (ii) a recontribution of a refunded qualified education expense are not subject to sales charges.

Recontributions distributed from Class 529-C shares will be reinvested in 529-C shares. In addition, any contingent deferred sales charge paid on Class 529-A and Class 529-C share distributions under these policies will be credited to your account when reinvested.

Waivers of all or a portion of the contingent deferred sales charge on Class 529-C shares and the sales charge on Class 529-A shares will be granted for transactions requested by financial intermediaries as a result of pending or anticipated regulatory matters that require investor accounts to be moved to a different share class.

7. The information under the heading “Other sales charge waivers” in the “Sales charge reductions and waivers” section for American Funds Portfolio Series is amended to read as follows:

Other sales charge waivers Purchases of Class A shares through a self-clearing broker-dealer firm generally incur a sales charge. However, self-clearing broker-dealer firms may extend the 90 day right of reinvestment to allow reinvestment in Class A shares without a sales charge in cases where fund shareholders request reinvestment of a required minimum distribution from an Individual Retirement Account if such requirement is waived by regulation or legislation (“waived RMD reinvestment”), provided that the self-clearing broker-dealer firm has specific language in this prospectus to such effect. If a self-clearing firm does not have their own policies listed in the prospectus, waived RMD reinvestments are not available without a sales charge. Firm specific language is located in the appendix to the prospectus. A self-clearing broker-dealer firm is a firm that holds some or all of the assets in your account, executes trades for the assets held on its platform internally rather than through the fund’s transfer agent or a third-party clearing firm and provides account statements and tax reporting to you. The largest broker-dealer firms are typically self-clearing. For all other broker-dealer firms, shares purchased through a waived RMD reinvestment are available at net asset value. For accounts held with the fund’s transfer agent, waived RMD reinvestments in Class A shares are not subject to sales charges.

Purchases of shares through (i) a rollover from another qualified tuition program or ABLE plan or (ii) a recontribution of refunded qualified education expenses are not subject to sales charges.

If you have any questions, ask your financial professional whether Class A or 529-A shares purchased through these policies are available without a sales charge. Recontributions or waived RMD investments distributed from Class 529-C or Class C shares will be reinvested in the same share class from which the distribution was made. In addition, any contingent deferred sales charge paid on Class 529-A/Class A and Class 529-C/Class C share distributions under these policies will be credited to your account when reinvested.

Waivers of all or a portion of the contingent deferred sales charge on Class C and 529-C shares and the sales charge on Class A and 529-A shares will be granted for transactions requested by financial intermediaries as a result of (i) pending or anticipated regulatory matters that require investor accounts to be moved to a different share class or (ii) conversions of IRAs from brokerage to advisory accounts investing in Class F shares in cases where new investments in brokerage IRA accounts have been restricted by the intermediary.

8. The information under the heading “Other sales charge waivers” in the “Sales charge reductions and waivers” section for American Funds Retirement Income Portfolio Series and American Funds Target Date Retirement Series is amended to read as follows:

Other sales charge waivers Purchases of Class A shares through a self-clearing broker-dealer firm generally incur a sales charge. However, self-clearing broker-dealer firms may extend the 90 day right of reinvestment to allow reinvestment in Class A shares without a sales charge in cases where fund shareholders request reinvestment of a required minimum distribution from an Individual Retirement Account if such requirement is waived by regulation or legislation (“waived RMD reinvestment”), provided that the self-clearing broker-dealer firm has specific language in this prospectus to such effect. If a self-clearing firm does not have their own policies listed in the prospectus, waived RMD reinvestments are not available without a sales charge. Firm specific language is located in the appendix to the prospectus. A self-clearing broker-dealer firm is a firm that holds some or all of the assets in your account, executes trades for the assets held on its platform internally rather than through the fund’s transfer agent or a third-party clearing firm and provides account statements and tax reporting to you. The largest broker-dealer firms are typically self-clearing. For all other broker-dealer firms, shares purchased through a waived RMD reinvestment are available at net asset value. For accounts held with the fund’s transfer agent, waived RMD reinvestments in Class A shares are not subject to sales charges.

If you have any questions, ask your financial professional whether Class A shares purchased through these policies are available without a sales charge. Waived RMD investments distributed from Class C shares will be reinvested in C shares. In addition, any contingent deferred sales charge paid on Class A and Class C share distributions under this policy will be credited to your account when reinvested.

Waivers of all or a portion of the contingent deferred sales charge on Class C shares and the sales charge on Class A shares will be granted for transactions requested by financial intermediaries as a result of (i) pending or anticipated regulatory matters that require investor accounts to be moved to a different share class or (ii) conversions of IRAs from brokerage to advisory accounts investing in Class F shares in cases where new investments in brokerage IRA accounts have been restricted by the intermediary.

9. The following is added to the end of “Merrill Lynch, Pierce, Fenner & Smith (“Merrill Lynch”)” in the “Appendix” section for each series listed above except American Funds Retirement Income Portfolio Series and American Funds Target Date Retirement Series:

For additional information, clients are encouraged to contact their financial advisor or refer to the T&Cs.

Keep this supplement with your prospectus.

Lit. No. MFGEBS-584-0724P CGD/AFD/10039-S103944

Statement of Additional Information Supplement July 1, 2024

For the most recent statement of additional information of the following series (as supplemented to date):

American Funds College Target Date Series®	American Funds® Retirement Income Portfolio Series
American Funds® Portfolio Series	American Funds Target Date Retirement Series®

Changes apply to all series unless otherwise noted below.

1. Effective July 1, 2024, “American Funds Distributors, Inc.,” the fund’s principal underwriter and distributor will change its name to “Capital Client Group, Inc.” On such date, all references to American Funds Distributors, Inc. or American Funds Distributors in the statutory prospectus and statement of additional information shall be a reference to Capital Client Group, Inc. The fund’s distributor is changing only its name and will continue to operate in the same manner.

2. For all the series listed above except American Funds Retirement Income Portfolio Series and American Funds Target Date Retirement Series:

Effective July 1, 2024, the Virginia College Savings Plan or “Virginia529,” the program administrator for CollegeAmerica and ABLEAmerica will change its name to “Commonwealth Savers Plan.” On such date, all references to Virginia529 in the statutory prospectus and statement of additional information shall be a reference to Commonwealth Savers Plan. The program administrator is changing only its name and will continue to operate in the same manner.

3. The paragraph under the heading “American Funds Service Company and capitalgroup.com” in the “Shareholder account services and privileges” section is amended to read as follows:

American Funds Service Company and capitalgroup.com — You may check your share balance, the price of your shares or your most recent account transaction or redeem or exchange shares by calling American Funds Service Company at (800) 421-4225 or using capitalgroup.com. Redemptions and exchanges through American Funds Service Company and capitalgroup.com are subject to the conditions noted above and in “Telephone and Internet purchases, redemptions and exchanges” below. You will need your fund number (see the list of American Funds under the “General information — fund numbers” section in this statement of additional information), personal identification number (generally the last four digits of your Social Security number or other tax identification number associated with your account) and account number.

Keep this supplement with your statement of additional information.

Lit No. MFGEBS-585-0724O CGD /10149-S103945

THE FUNDS (EXCLUDING AMERICAN FUNDS COLLEGE TARGET DATE SERIES) MAKE AVAILABLE A SPANISH TRANSLATION OF THE ABOVE PROSPECTUS SUPPLEMENT FOR ALL FUNDS (EXCLUDING AMERICAN FUNDS COLLEGE TARGET DATE SERIES) IN CONNECTION WITH THE PUBLIC OFFERING AND SALE OF ITS SHARES. THE ENGLISH LANGUAGE PROSPECTUS SUPPLEMENT ABOVE IS A FAIR AND ACCURATE REPRESENTATION OF THE SPANISH EQUIVALENT OF THE FUNDS’ PROSPECTUSES (EXCLUDING AMERICAN FUNDS COLLEGE TARGET DATE SERIES).

/s/	COURTNEY R. TAYLOR
COURTNEY R. TAYLOR
SECRETARY